CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment | ¥		¥ 214	¥ 275
Right-of-use Assets | ¥		616
TOTAL NON-CURRENT ASSETS | ¥		830	275
CURRENT ASSETS
Prepayments | ¥		29	39
Trade receivables | ¥		3,956
Other receivables | ¥		39	636
Cash and cash equivalents | ¥		3,444	6,793
TOTAL CURRENT ASSETS | ¥		7,468	7,468
TOTAL ASSETS | ¥		8,298	7,743
CURRENT LIABILITIES
Trade payables | ¥		3,896	100
Other payables and accrued liabilities | ¥		2,161	1,639
Taxes payable | ¥		16,818	16,788
Lease liabilities | ¥		803
Due to a related company | ¥		5,077	4,041
Due to the Shareholder | ¥		7,097	6,973
TOTAL CURRENT LIABILITIES AND TOTAL LIABILITIES | ¥		35,852	29,541
DEFICIENCY IN ASSETS
Issued capital | ¥		312,081	312,081
Other capital reserves | ¥		692,518	692,518
Accumulated losses | ¥		(1,028,284)	(1,022,639)
Other comprehensive loss | ¥		(3,869)	(3,758)
DEFICIENCY IN ASSETS | ¥		(27,554)	(21,798)
TOTAL LIABILITIES AND EQUITY | ¥		¥ 8,298	¥ 7,743
USD [Member]
NON-CURRENT ASSETS
Property, plant and equipment | $	$ 31
Right-of-use Assets | $	88
TOTAL NON-CURRENT ASSETS | $	119
CURRENT ASSETS
Prepayments | $	4
Trade receivables | $	568
Other receivables | $	6
Cash and cash equivalents | $	495
TOTAL CURRENT ASSETS | $	1,073
TOTAL ASSETS | $	1,192
CURRENT LIABILITIES
Trade payables | $	560
Other payables and accrued liabilities | $	311
Taxes payable | $	2,415
Lease liabilities | $	115
Due to a related company | $	729
Due to the Shareholder | $	1,019
TOTAL CURRENT LIABILITIES AND TOTAL LIABILITIES | $	5,149
DEFICIENCY IN ASSETS
Issued capital | $	44,819
Other capital reserves | $	99,454
Accumulated losses | $	(147,674)
Other comprehensive loss | $	(556)
DEFICIENCY IN ASSETS | $	(3,957)
TOTAL LIABILITIES AND EQUITY | $	$ 1,192